Revenue - Additional Information (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Amount of revenue arising from the sale of music subscription packages	¥ 12,096	¥ 8,699	¥ 7,333
Amount of revenue contributed by advertising services	¥ 3,003	¥ 2,118	¥ 2,687